Debt due within one year - Details of Securitized Trade Receivables (Details) - CAD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Financial Instruments [Abstract]
Average interest rate throughout the year	1.07%	1.58%
Securitized trade receivables	$ 1,701	$ 2,007